Transactions - Additional Information (Details) $ in Millions, $ in Billions		1 Months Ended				12 Months Ended
	Jan. 03, 2024	Jul. 31, 2024 CAD ($)	Jul. 31, 2024 USD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Sep. 09, 2025 shares
Disclosure of transactions between related parties [line items]
Sale of minority interest in steelmaking coal business						$ 0	$ 1,675
Cash						1,889	2,343
Financial liabilities						19,429	19,941
Attributable to non-controlling interests (Note 28)						$ 911	1,019
Discontinued operations
Disclosure of transactions between related parties [line items]
Proceeds from sale of business		$ 9,900	$ 7.3				$ 9,900
Property, plant and equipment, asset derecognized		20,000
Property, plant and equipment, derecognized		17,000
Cash		256
Financial liabilities		8,000
Expenditures on decommissioning and restoration provisions		2,000
Attributable to non-controlling interests (Note 28)		3,000
Net of tax expense		897
Gain on sale		$ 81
Elk Valley Resources Ltd.
Disclosure of transactions between related parties [line items]
Sale of steelmaking coal business (Note 5(b))				$ 1,500
Elkview operations | NSC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary				2.50%	2.50%
Elkview operations | POSCO
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary				2.50%	2.50%
Greenhill operations | POSCO
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary				20.00%	20.00%
Anglo American | Class A Common Shares
Disclosure of transactions between related parties [line items]
Ordinary shares outstanding (in shares) | shares								1.3301
Anglo American | Class B Subordinate Voting Shares
Disclosure of transactions between related parties [line items]
Ordinary shares outstanding (in shares) | shares								1.3301
NSC
Disclosure of transactions between related parties [line items]
Sale of minority interest in steelmaking coal business				$ 1,700	$ 1.3
NSC | Elk Valley Resources Ltd.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary				20.00%	20.00%
POSCO | Elk Valley Resources Ltd.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary				3.00%	3.00%
Glencore | Elk Valley Resources Ltd.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	77.00%	77.00%	77.00%